Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Abstract]
Repayments and other current assets	¥ 4,523	¥ 6,257	¥ 9,351